Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.56	$ 0.49	$ 0.45
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	5,120	7,633	6,144
Net change in fair value of available-for-sale securities, tax | $	$ (2,006)	$ (106)	$ 2,245
Repurchase of common shares			2,053
Shares of stock pursuant to stock split	2,564,091
Stock split, conversion ratio	1.3333
Common Stock
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	6,120	7,633	6,144
Repurchase of common shares			2,053
Shares of stock pursuant to stock split	2,564,091
Additional Paid-In Capital
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	6,120	7,633	6,144
Repurchase of common shares			2,053
Retained Earnings
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.56	$ 0.49	$ 0.45
Net Unrealized Gain (Loss) On Available-For-Sale Securities
Net change in fair value of available-for-sale securities, tax | $	$ (2,006)	$ (106)	$ 2,245